Schedule of investments
Delaware Tax-Free California Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.44%
Education Revenue Bonds — 20.21%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	1,500,000	$ 1,507,605
California Educational Facilities Authority Revenue
(Art Center College of Design) Series 2018A 5.00% 12/1/48	250,000	252,213
(Loma Linda University) Series A 5.00% 4/1/47	1,700,000	1,718,836
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,234,938
Series V-1 5.00% 5/1/49	4,455,000	5,156,662
Series V-2 2.25% 4/1/51	1,130,000	680,418
California Enterprise Development Authority Revenue
(Curtis School Foundation Project) 4.00% 6/1/49	1,000,000	957,930
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	1,480,000	1,478,920
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project) Series A 144A 5.00% 6/1/48 #	500,000	485,710
(Biola University) 5.00% 10/1/39	1,000,000	1,017,580
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	487,475
Series A 144A 5.375% 11/1/40 #	1,000,000	1,009,060
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	276,540
5.00% 5/15/48	1,000,000	1,010,740
(Emerson College) Series B 5.00% 1/1/32	1,000,000	1,029,510
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	850,000	811,401
(Literacy First Charter Schools Project) Series A 5.00% 12/1/49	750,000	740,873
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	660,278
Series A 144A 5.00% 7/1/49 #	300,000	292,041
(Southwestern Law School) 4.00% 11/1/41	575,000	518,023
NQ- V6 [0524] 0724 (3695121)    1

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	$ 427,970
(Westside Neighborhood School Project) 144A 6.20% 6/15/54 #	1,650,000	1,721,775
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	501,975
(Aspire Public School) 144A 5.00% 8/1/41 #	225,000	225,817
(Aspire Public Schools-Obligated Group) Series A 144A 5.00% 8/1/45 #	715,000	716,301
(Camino Nuevo Charter Academy - Obligated Group) Series A 144A 5.25% 6/1/53 #	1,000,000	981,860
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	246,025
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/42 #	500,000	417,850
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	253,107
(Granada Hills Charter Obligated Group) 144A 5.00% 7/1/49 #	1,250,000	1,250,050
(Green Dot Public Schools California Projects) Series A 144A 5.00% 8/1/48 #	250,000	248,985
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,008,380
(Grimmway Schools - Obligated Group) Series A 144A 5.00% 7/1/36 #	500,000	504,195
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	700,000	710,773
(Hawking Steam Charter School Project) Series A 144A 5.50% 7/1/62 #	775,000	787,981
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	294,933
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	575,000	576,593
(John Adams Academies - Obligated Group) Series A 144A 5.00% 7/1/52 #	1,000,000	936,870
(KIPP LA Projects) Series A 144A 5.125% 7/1/44 #	1,000,000	1,000,370
(KIPP Socal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,005,940
2    NQ- V6 [0524] 0724 (3695121)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	$ 511,275
144A 5.50% 8/1/47 #	525,000	535,936
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	278,270
Series A 144A 5.125% 6/1/53 #	500,000	487,535
Series A 144A 5.375% 5/1/63 #	1,000,000	987,780
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	4,896,129
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	450,000	441,477
Series BK 5.00% 5/15/52	2,000,000	2,141,200
Series BS 5.00% 5/15/43	2,000,000	2,228,680
Series BS 5.00% 5/15/44	1,000,000	1,110,720
Series BV 5.00% 5/15/45	1,000,000	1,105,540
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	768,330
		51,637,375
Electric Revenue Bonds — 3.43%
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series C 5.25% 1/1/54 •	2,000,000	2,091,340
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/41	970,000	1,000,662
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,032,000
Series D 5.00% 7/1/26	2,000,000	2,067,940
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	92,750
Series A 5.05% 7/1/42 ‡	70,000	18,550
Series A 6.75% 7/1/36 ‡	185,000	49,025
Series AAA 5.25% 7/1/25 ‡	40,000	10,600
Series CCC 5.25% 7/1/27 ‡	325,000	86,125
Series TT 5.00% 7/1/32 ‡	340,000	90,100
Series TT 5.00% 7/1/37 ‡	1,165,000	308,725
NQ- V6 [0524] 0724 (3695121)    3

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28 ‡	470,000	$ 124,550
Series WW 5.25% 7/1/33 ‡	335,000	88,775
Series WW 5.50% 7/1/38 ‡	730,000	193,450
Series XX 4.75% 7/1/26 ‡	45,000	11,925
Series XX 5.25% 7/1/40 ‡	230,000	60,950
Series XX 5.75% 7/1/36 ‡	150,000	39,750
Series ZZ 4.75% 7/1/27 ‡	35,000	9,275
Series ZZ 5.25% 7/1/24 ‡	55,000	14,575
Southern California Public Power Authority Revenue
(Southern Transmission System Renewal Project) 5.00% 7/1/53	1,250,000	1,366,462
		8,757,529
Healthcare Revenue Bonds — 14.88%
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	500,000	579,245
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,900,000	1,462,962
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,535,201
(Children's Hospital Los Angeles) Series A 5.00% 8/15/47	500,000	506,070
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	1,684,700
Series A 5.00% 11/1/49	1,610,000	1,738,462
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,229,555
Series A 4.00% 4/1/49	1,705,000	1,591,669
Series A 5.00% 12/1/54	2,500,000	2,638,750
(Episcopal Communities & Services) Series B 5.25% 11/15/58	2,500,000	2,603,750
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	3,400,000	3,838,158
Subordinate Series A-2 4.00% 11/1/44	1,150,000	1,121,767
(Lucile Salter Packard Children's Hospital At Stanford) Series A 4.00% 5/15/51	1,000,000	954,310
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	1,200,000	1,200,648
4    NQ- V6 [0524] 0724 (3695121)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	$ 253,693
Series B 5.00% 7/1/42	250,000	251,575
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	539,934
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	480,115
(Palomar Health Certificates) Series A 5.25% 11/1/52 (AGM)	500,000	524,355
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	590,025
Series A 4.00% 11/15/56	1,075,000	825,557
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	1,000,000	910,750
Series A 144A 5.00% 11/15/51 #	500,000	441,635
Series A 144A 5.00% 11/15/56 #	640,000	555,494
California Statewide Communities Development Authority Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	888,240
(Emanate Health) Series A 4.00% 4/1/45	500,000	467,200
(Enloe Medical Center) Series A 5.25% 8/15/52 (AGM)	2,000,000	2,123,480
(Front Porch Communities and Services) 4.00% 4/1/51	1,000,000	899,770
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	491,555
(John Muir Health) Series A 5.00% 8/15/51	1,500,000	1,519,785
(Marin General Hospital - Green Bonds) Series A 4.00% 8/1/45	500,000	427,495
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,008,990
Palomar Health, California Revenue
5.00% 11/1/47 (AGM)	500,000	509,620
NQ- V6 [0524] 0724 (3695121)    5

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	$ 462,146
5.00% 7/1/32	900,000	940,023
Washington Township Health Care District Revenue
Series A 3.75% 7/1/31	255,000	235,105
		38,031,789
Housing Revenue Bonds — 3.54%
California Housing Finance Agency Revenue
Series 2019-2 Class A 4.00% 3/20/33	463,708	455,922
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,103,130
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	253,929
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,453,244
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,000,660
Series A 5.25% 5/15/49	1,200,000	1,200,648
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	229,228
San Diego County, California Regional Airport Authority Revenue
(Private Activity) Series B 5.00% 7/1/46 (AMT)	1,500,000	1,547,250
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31 (AMT)	805,000	806,320
		9,050,331
6    NQ- V6 [0524] 0724 (3695121)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds — 10.96%
California Community Choice Financing Authority Revenue
(Clean Energy Project - Green Bonds) 5.00% 5/1/54 •	2,500,000	$ 2,648,900
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	1,500,000	1,569,630
Series D 5.50% 5/1/54 •	2,000,000	2,121,000
California County Tobacco Securitization Agency Revenue
(Gold Country Settlement Funding Corporation) Series B-1 4.00% 6/1/49	40,000	40,000
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation - Stanislaus County Tobacco Funding Corporation) Series D 9.019% 6/1/55 ^	1,000,000	73,760
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) 144A 8.00% 1/1/50 (AMT) #, •	1,250,000	1,291,237
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,357,971
Series C 7.00% 11/1/34	300,000	361,506
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	300,000	4,050
(Poseidon Resources (ChannelSide) LP Desalination Project) 144A 5.00% 11/21/45 (AMT) #	940,000	941,231
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	300,000	299,034
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	47,000,000	3,776,450
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 4.959% 6/1/66 ^	9,450,000	1,033,452
(Tobacco Settlement Asset-Backed) Series A-1 5.00% 6/1/51	3,500,000	3,600,380
NQ- V6 [0524] 0724 (3695121)    7

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	$ 626,790
Series F 144A 9.491% 6/1/57 #, ^	29,440,000	1,778,176
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	183,071
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	750,000	928,335
Southern California Public Power Authority Revenue
(Natural Gas Project) Series A 5.00% 11/1/33	295,000	303,750
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien) Series C 7.028% 6/1/46 ^	16,770,000	3,215,983
(Capital Appreciation-3rd Subordinate Lien) Series D 7.487% 6/1/46 ^	5,270,000	843,885
		27,998,591
Lease Revenue Bonds — 3.79%
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure Improvement Program - Phase II) Series A 5.00% 6/1/43	750,000	782,468
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,369,587
(Green Bonds) Series D 4.00% 5/1/47	2,520,000	2,484,468
(May Lee State Office Complex) Series A 5.00% 4/1/49	1,000,000	1,093,670
Garden Grove Public Financing Authority
Series A 4.00% 4/1/54 (BAM)	1,500,000	1,449,300
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project) 4.25% 5/1/53	2,500,000	2,500,725
		9,680,218
Local General Obligation Bonds — 3.70%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AGM)	1,500,000	1,659,135
8    NQ- V6 [0524] 0724 (3695121)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Anaheim, California School District Capital AppreciationElection of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	$ 958,620
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AGM) ^	2,025,000	724,221
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,078,713
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	941,680
San Bernardino and Los Angeles Counties, California Victor Valley Community College District Election of 2008
Series E 5.00% 8/1/51	1,445,000	1,550,499
San Diego County, California Certificates of Participation
(County Public Health Laboratory and Capital Improvements) 5.00% 10/1/53	1,000,000	1,079,250
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds) Series G-3 4.00% 7/1/53	1,500,000	1,451,175
		9,443,293
Pre-Refunded/Escrowed to Maturity Bonds — 1.72%
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43-25 §	1,000,000	1,019,850
California School Finance Authority Revenue
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	25,000	25,437
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/45-25 §	1,000,000	1,017,010
New Haven, California Unified School DistrictElection of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,019,220
San Francisco Bay Area, California Subordinate Toll Bridge Authority Revenue
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,090,540
NQ- V6 [0524] 0724 (3695121)    9

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Series A 4.00% 5/1/49-45 (AMT) §	20,000	$ 20,029
Series E 4.00% 5/1/50 (AMT)	215,000	215,307
		4,407,393
Special Tax Revenue Bonds — 13.50%
California State Public Works Board Revenue
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,577,112
Series B 4.00% 5/1/46	1,000,000	987,720
Commonwealth of Puerto Rico Revenue
(Subordinate) 2.99% 11/1/43 •	6,660,079	4,137,574
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	6,173,179	5,997,485
Irvine, California Community Facilities District Revenue
(Great Park)
4.00% 9/1/58 (BAM)	750,000	714,908
5.25% 9/1/53 (BAM)	1,000,000	1,091,370
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 5.00% 9/1/48 (BAM)	1,000,000	1,091,220
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	185,172
Series A 4.25% 9/1/47	300,000	273,285
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	535,130
Ontario, California Community Facilities District No. 28 Revenue
(New Haven Facilities - Area A) 5.00% 9/1/47	230,000	232,139
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B) Series A 5.50% 8/15/53	500,000	509,200
10    NQ- V6 [0524] 0724 (3695121)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,780,000	$ 2,762,541
Series A-1 5.00% 7/1/58	1,975,000	1,975,632
Series A-1 5.319% 7/1/51 ^	23,429,000	5,572,119
Series A-1 5.634% 7/1/46 ^	10,820,000	3,465,646
Series A-2 4.329% 7/1/40	1,595,000	1,590,008
Sacramento County, California Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	523,215
Senior Series A 5.00% 6/1/48	1,000,000	1,018,870
Tulare Redevelopment Agency Successor Agency Revenue
Series A 4.00% 8/1/40 (BAM)	250,000	250,095
		34,490,441
State General Obligation Bonds — 7.82%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,901,743	1,767,708
Series A-1 4.00% 7/1/46	1,654,636	1,496,503
State of California
(Various Purpose)
3.00% 3/1/46	3,000,000	2,374,470
4.00% 8/1/36	2,000,000	1,976,980
4.00% 9/1/42	1,750,000	1,766,345
5.00% 4/1/32	1,420,000	1,600,482
5.00% 9/1/36	3,000,000	3,436,140
5.00% 9/1/44	2,000,000	2,214,100
5.25% 10/1/45	3,000,000	3,354,300
		19,987,028
Transportation Revenue Bonds — 13.59%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue
(Senior)
Series B 4.375% 7/1/49 (AMT) (AGM)	1,250,000	1,218,225
Series B 4.50% 7/1/54 (AMT) (AGM)	1,250,000	1,225,575
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,536,675
NQ- V6 [0524] 0724 (3695121)    11

Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 5.00% 12/31/43 (AMT)	1,000,000	$ 1,002,480
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Series B-1 3.95% 1/15/53	300,000	272,949
Series B-2 3.50% 1/15/53 (AGM)	500,000	429,760
(Junior Lien) Series C 4.00% 1/15/43	3,275,000	3,182,219
(Senior Lien)
Series A 4.00% 1/15/46	1,000,000	947,850
Series A 4.00% 1/15/46 (BAM)	1,000,000	968,250
Long Beach, California Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	496,085
Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,656,673
Series B 5.00% 5/15/46 (AMT)	300,000	301,677
Series B 5.00% 5/15/48	1,650,000	1,761,721
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,885,790
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,007,190
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,835,300
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,400,400
(Private Activity) Series G 5.00% 5/15/33 (AMT)	220,000	238,080
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	376,924
Sacramento County, California Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	511,930
Subordinate Series B 5.00% 7/1/41	500,000	508,470
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	325,000	325,741
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	627,279
Series B 5.00% 7/1/37 (AMT)	2,000,000	2,043,960
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	$ 1,043,750
Second Series A 5.25% 5/1/49 (AMT)	1,000,000	1,067,980
Series A 4.00% 5/1/49 (AMT)	2,005,000	1,811,116
Series A 5.00% 5/1/42 (AMT)	1,930,000	1,957,232
Series E 4.00% 5/1/50 (AMT)	2,285,000	2,081,818
		34,723,099
Water & Sewer Revenue Bonds — 2.30%
Alameda and Contra Costa Counties, California East Bay Municipal Utility District Water System Revenue
Series A 5.00% 6/1/54	2,000,000	2,168,600
Arvin-Edison, California Water Storage District Revenue
4.00% 5/1/40	315,000	315,394
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	255,005
Guam Government Waterworks Authority Revenue
Series A 5.00% 7/1/45	1,000,000	1,056,660
Series A 5.00% 1/1/46	885,000	932,595
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	1,205,000	1,144,461
		5,872,715
Total Municipal Bonds (cost $259,152,659)		254,079,802

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Schedule of investments
Delaware Tax-Free California Fund   (Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.59%
Variable Rate Demand Note — 0.59%¤
Los Angeles, California Department of Water & Power Revenue
Subordinate Series B-3 3.80% 7/1/34 (SPA - Barclays Bank)	1,500,000	$ 1,500,000
Total Short-Term Investments (cost $1,500,000)		1,500,000
Total Value of Securities—100.03% (cost $260,652,659)		255,579,802

Liabilities Net of Receivables and Other Assets—(0.03)%		(64,364)
Net Assets Applicable to 23,215,794 Shares Outstanding—100.00%		$255,515,438
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $33,414,551, which represents 13.08% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
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(Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
CSCDA – California Statewide Communities Development Authority
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
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